August 29, 2003



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Fixed Income Trust (the "Trust")
         Intermediate and Long Term Bond Funds
           Evergreen Diversified Bond Fund
           Evergreen High Yield Bond Fund
           Evergreen Mortgage Securities Fund
           Evergreen Strategic Income Fund
           Evergreen U.S. Government Fund
         File Nos. 333-37433/811-08415

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 27 to Registration Statement Nos. 333-37433/811-08415) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on August 25, 2003.

     If you have any questions or would like further information, please call me at (617) 210-3626.

                                           Very truly yours,

                                           /s/ Cathleen M. Livingstone

                                           Cathleen M. Livingstone